FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 36,363	$ 11,962
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(1,618)
Net amount	36,363	10,344
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	0	1,618
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(1,618)
Net amount	$ 0	$ 0